Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Total lease cost	$ 10,618	$ 8,986	$ 21,049	$ 21,813
Right-of-use assets obtained in exchange for lease obligations	$ 2,800	11,000	$ 9,800	46,600
Weighted average remaining lease term	6 years 7 days		6 years 7 days		6 years 6 months 21 days
Weighted average discount rate	3.97%		3.97%		4.01%
Operating lease liabilities, current	$ 38,700		$ 38,700		$ 36,800
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities		Other Liabilities		Other Liabilities
Operating lease liabilities, non-current	$ 132,713		$ 132,713		$ 140,085
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost	9,200	8,000	18,100	18,000
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost	$ 1,400	$ 1,000	$ 2,900	$ 3,800